SEGMENT REPORTING	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING

29. SEGMENT REPORTING

The following geographic area information includes revenue based on location of players for the years ended December 31, 2011, 2012 and 2013:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$(Note 3)
PRC	101,105,125	144,311,839	85,483,458	14,120,861
United States	0	752,373	13,135,914	2,169,898
Other areas	5,271,429	9,369,603	6,156,697	1,017,015
Total	106,376,554	154,433,815	104,776,069	17,307,774